Note 22 - Segment Information	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]

22. SEGMENT INFORMATION

The Group’s Chief Executive Officer (Chief Operating Decision Maker) examines internal reports to assess the Group’s performance and determine the allocation of resources. The Group has identified one reportable segment covering research into Parkinsonian movement disorders, Alzheimer’s disease, Huntington disease, and other neurodegenerative disorders.